Off-Balance Sheet Lending-Related Financial Instruments, Guarantees and Other Commitments (Tables)	12 Months Ended
Dec. 31, 2010
Off Balance Sheet Lending Related Financial Instruments Guarantees and Other Commitments (Tables) [Abstract]
Off-balance sheet lending-related financial instruments, guarantees and other commitments
Off-balance sheet lending-related financial instruments, guarantees and other commitments

	Contractual amount			Carrying value(l)
December 31, (in millions)	2010	2009		2010		2009

Lending-related
Consumer, excluding credit card:
Home equity – senior lien	$16,060	$19,246			$—		$—
Home equity – junior lien	28,681	37,231			—		—
Prime mortgage	1,266	1,654			—		—
Subprime mortgage	—	—			—		—
Auto	5,246	5,467			2		7
Business banking	9,702	9,040			4		5
Student and other	579	2,189			—		—

Total consumer, excluding credit card	61,534	74,827			6		12

Credit card	547,227	569,113			—		—

Total consumer	608,761	643,940			6		12

Wholesale:
Other unfunded commitments to extend credit (a)(b)(c)	199,859	192,145			364		356
Asset purchase agreements(b)	—	22,685			—		126
Standby letters of credit and other financial guarantees(a)(c)(d)(e)	94,837	91,485			705		919
Unused advised lines of credit	44,720	35,673			—		—
Other letters of credit(a)(e)	6,663	5,167			2		1

Total wholesale	346,079	347,155			1,071		1,402

Total lending-related	$954,840	$991,095			$1,077		$1,414

Other guarantees and commitments
Securities lending indemnifications(f)	$181,717	$170,777		$	NA	$	NA
Derivatives qualifying as guarantees(g)	87,768	98,052	(k)		294		896	(k)
Unsettled reverse repurchase and securities borrowing agreements	39,927	48,187			—		—
Equity investment commitments(h)	2,468	2,374			—		—
Building purchase commitments	258	670			—		—
Other guarantees and commitments(i)	3,766	3,671			6		6
Loan sale and securitization-related indemnifications:
Repurchase liability(j)	NA	NA			3,285		1,705
Loans sold with recourse	10,982	13,544			153		271

(a)	At December 31, 2010 and 2009, represents the contractual amount net of risk participations totaling $542 million and $643 million, respectively, for other unfunded commitments to extend credit; $22.4 billion and $24.6 billion, respectively, for standby letters of credit and other financial guarantees; and $1.1 billion and $690 million, respectively, for other letters of credit. In regulatory filings with the Federal Reserve Board these commitments are shown gross of risk participations.

(b)	Upon the adoption of the accounting guidance related to VIEs, $24.2 billion of lending-related commitments between the Firm and Firm-administered multi-seller conduits were eliminated upon consolidation. The decrease in lending-related commitments was partially offset by the addition of $6.5 billion of unfunded commitments directly between the multi-seller conduits and clients; these unfunded commitments of the consolidated conduits are now included as off–balance sheet lending-related commitments of the Firm. The carrying value of asset purchase agreements of $126 million at December 31, 2009 was comprised of $18 million for the allowance for lending-related commitments; and $108 million for the guarantee liability and corresponding asset.

(c)	Includes credit enhancements and bond and commercial paper liquidity commitments to U.S. states and municipalities, hospitals and other not-for-profit entities of $43.4 billion and $44.1 billion, at December 31, 2010 and 2009, respectively.

(d)	At December 31, 2010 and 2009, includes unissued standby letters of credit commitments of $41.6 billion and $38.4 billion, respectively.

(e)	At December 31, 2010 and 2009, JPMorgan Chase held collateral relating to $37.8 billion and $31.5 billion, respectively, of standby letters of credit; and $2.1 billion and $1.3 billion, respectively, of other letters of credit.

(f)	At December 31, 2010 and 2009, collateral held by the Firm in support of securities lending indemnification agreements was $185.0 billion and $173.2 billion, respectively. Securities lending collateral comprises primarily cash, and securities issued by governments that are members of the Organisation for Economic Co-operation and Development (“OECD”) and U.S. government agencies.

(g)	Represents notional amounts of derivatives qualifying as guarantees. The carrying value at December 31, 2010 and 2009, reflects derivative payables of $390 million and $974 million, respectively, less derivative receivables of $96 million and $78 million, respectively.

(h)	At December 31, 2010 and 2009, includes unfunded commitments of $1.0 billion and $1.5 billion, respectively, to third-party private equity funds that are generally fair valued at net asset value as discussed in Note 3 on pages 170–187 of this Annual Report; and $1.4 billion and $897 million, respectively, to other equity investments.

(i)	Amounts include letters of credit hedged by derivative transactions and managed on a market risk basis.

(j)	Represents estimated repurchase liability related to indemnifications for breaches of representations and warranties in loan sale and securitization agreements. For additional information, see Loan sale and securitization-related indemnifications on pages 278–279 of this Note.

(k)	The prior period has been revised to conform to current presentation.

(l)	For lending-related products the carrying value represents the allowance for lending-related commitments and the fair value of the guarantee liability, for derivative-related products the carrying value represents the fair value. For all other products the carrying value represents the valuation reserve.

Standby letters of credit and other financial guarantees and other letters of credit

	2010		2009
	Standby letters		Standby letters
	of credit and other	Other letters	of credit and other	Other letters
December 31, (in millions)	financial guarantees	of credit	financial guarantees	of credit

Investment-grade(a)	$70,236	$5,289	$66,786	$3,861
Noninvestment-grade(a)	24,601	1,374	24,699	1,306

Total contractual amount(b)	94,837 (c)	6,663	91,485 (c)	5,167

Allowance for lending-related commitments	345	2	552	1
Commitments with collateral	37,815	2,127	31,454	1,315

(a)	The ratings scale is based on the Firm’s internal ratings which generally correspond to ratings as defined by S&P and Moody’s.

(b)	At December 31, 2010 and 2009, represents the contractual amount net of risk participations totaling $22.4 billion and $24.6 billion, respectively, for standby letters of credit and other financial guarantees; and $1.1 billion and $690 million, respectively, for other letters of credit. In regulatory filings with the Federal Reserve these commitments are shown gross of risk participations.

(c)	At December 31, 2010 and 2009, includes unissued standby letters of credit commitments of $41.6 billion and $38.4 billion, respectively.

Summary of changes in repurchase liability

Year ended December 31,
(in millions)	2010		2009		2008

Repurchase liability at beginning of period	$1,705		$1,093		$15
Realized losses(a)	(1,423)		(1,253	)(c)	(155)
Provision for repurchase losses	3,003		1,865		1,233	(d)

Repurchase liability at end of period	$3,285	(b)	$1,705		$1,093

(a)	Includes principal losses and accrued interest on repurchased loans, “make-whole” settlements, settlements with claimants, and certain related expense. For the years ended December 31, 2010, 2009 and 2008, make-whole settlements were $632 million, $277 million and $34 million, respectively.
(b)	Includes $190 million at December 31, 2010, related to future demands on loans sold by Washington Mutual to the GSEs.

(c)	Includes the Firm’s resolution of certain current and future repurchase demands for certain loans sold by Washington Mutual.

(d)	Includes a repurchase liability assumed for certain loans sold by Washington Mutual; this assumed liability was reported as a reduction of the extraordinary gain rather than as a charge to the provision for credit losses.